Accrued and other liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and other liabilities	Accrued and other liabilities
Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2019	2020
Costs to be paid	252.1	233.9
Personnel related items	654.6	757.4
Derivative financial instruments [1]	3.9	20.0
Operating lease liabilities [2]	209.4	176.3
Provisions	30.7	84.8
Standard warranty reserve	128.4	119.1
Other	1.8	12.0
Accrued and other liabilities	1,280.9	1,403.5
Less: non-current portion of accrued and other liabilities	241.0	257.5
Current portion of accrued and other liabilities	1,039.9	1,146.0
1.For further details on derivative financial instruments see Note 25 Financial risk management.
2.For further details on operating lease liabilities see Note 14 Right-of-use assets and lease liabilities.
Costs to be paid as of December 31, 2020 include accrued costs for unbilled services provided by suppliers including contracted labor, outsourced services and consultancy.
Personnel related items mainly consist of accrued annual short-term incentive bonus plans, accrued vacation days, accrued pension premiums, accrued wage tax and accrued vacation allowance. The increase in the accrued personnel related items compared to prior year is mainly due to an increase in the annual short-term incentive bonus plan accrual based on company performance, as well as the result of the growth of our business, which resulted in an increase in the number of our employees.
The standard warranty reserve is based on historical product performance and total expected costs to fulfill our warranty obligation. Annually, we assess and update the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs. Total changes in standard warranty reserve for the years 2020 and 2019 are as follows:

Year ended December 31 (€, in millions)	2019	2020
Balance at beginning of year	59.8	128.4
Additions for the year	118.5	137.1
Utilization of the reserve	(50.0)	(145.9)
Effect of exchange rates	0.1	(0.5)
Balance at end of year	128.4	119.1